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                                             Filed Pursuant to Rule 497(b)(e)
                                             Registration File No.: 333-109775

SUPPLEMENT TO
PROSPECTUS SUPPLEMENT DATED APRIL 22, 2004
(TO PROSPECTUS DATED FEBRUARY 19, 2004)




                          $368,089,800 (APPROXIMATE)


                       J.P. MORGAN MORTGAGE TRUST 2004-A2
                      MORTGAGE PASS-THROUGH CERTIFICATES


                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                   DEPOSITOR

                               ----------------

     This Supplement revises the Prospectus Supplement dated April 22, 2004 to the Prospectus dated February 19, 2004 with respect to the above captioned certificates.

     1. Certificate Interest Rates for the Senior Certificates

     Notwithstanding anything to the contrary in the Prospectus Supplement under the headings "Summary Offered Certificates" and "Description of the Certificates -- Distributions of Interest -- Certificate Interest Rates",

o commencing with the Accrual Period related to the Distribution Date in January 2009, the Certificate Interest Rate applicable to the Class 1-A-1 and Class 1-A-2 Certificates will equal the Pool 1 Net WAC;

o commencing with the Accrual Period related to the Distribution Date in February 2011, the Certificate Interest Rate applicable to the Class 2-A-1, Class 2-A-2 and Class 2-A-3 Certificates will equal the Pool 2 Net WAC;

o commencing with the Accrual Period related to the Distribution Date in February 2007, the Certificate Interest Rate applicable to the Class 4-A-1 Certificates will equal the Pool 4 Net WAC;

o commencing with the Accrual Period related to the Distribution Date in January 2009, the Certificate Interest Rate applicable to the Class 1-A-3 Certificates will be zero and the Class 1-A-3 Certificates will no longer be entitled to receive distributions of interest;

o commencing with the Accrual Period related to the Distribution Date in February 2011, the Certificate Interest Rate applicable to the Class 2-A-4 Certificates will be zero and the Class 2-A-4 Certificates will no longer be entitled to receive distributions of interest; and

o commencing with the Accrual Period related to the Distribution Date in February 2007, the Certificate Interest Rate applicable to the Class 4-A-2 Certificates will be zero and the Class 4-A-2 Certificates will no longer be entitled to receive distributions of interest.

     2. Class Notional Amounts of the Class 1-A-3, Class 2-A-4 and Class 4-A-2 Certificates

     Notwithstanding anything to the contrary in the Prospectus Supplement under the heading "Description of the Certificates -- Distributions of Interest -- General", commencing with (x) the January 2009 Distribution Date, in the case of the Class 1-A-3 Certificates, (y) the February 2011 Distribution Date, in the case of the Class 2-A-4 Certificates and (z) the February 2007 Distribution Date, in the case of the Class 4-A-2 Certificates, the respective Class Notional Amounts of the Class 1-A-3, Class 2-A-4 and Class 4-A-2 Certificates will be zero.


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                                   JPMORGAN


The date of this Supplement is April 29, 2004.